Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Report on Form 8-K/A is being filed with the Securities and Exchange Commission soles to provide restated audited financial statements for the fiscal year ended December 31, 2021, to replace the audited financial statements for 2021 (the “Original 2021 Financial Statements") which were previously included in our Report on Form 10-K for the year ended December 31, 2021 (the “2021 10-K”), and unaudited restated financial statements for the three and nine-month periods ended December 31, 2021, to replace the unaudited financial statements for such periods (the “Original September 30, 2021, Financial Statements”) which were previously included in our Report on Form 10-Q for the nine months ended September 30, 2021 (the “September 30, 2021 10-Q”). Except for the foregoing, this Report speaks as of the filing of the 2021 10-K and September 30, 2021 10-Q, respectively, and does not update or discuss any other development after the respective dates of the 2021 10-K and September 30, 2021 10-Q. This Report relates only to those portions of the 2021 10-K and September 30, 2021 10-Q affected by the financial statements referred to above.
Document Period End Date	Dec. 31, 2021
Entity File Number	0-17284
Entity Registrant Name	AIXIN LIFE INTERNATIONAL, INC.
Entity Central Index Key	0000835662
Entity Tax Identification Number	84-1085935
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Hongxing International Business Building 2, 14th FL
Entity Address, Address Line Two	No. 69 Qingyun South Ave.
Entity Address, Address Line Three	Jinjiang District
Entity Address, City or Town	Chengdu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00-0000000
City Area Code	86
Local Phone Number	313-6732526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AIXN
Entity Emerging Growth Company	false